Annual Fund Operating Expenses	Dec. 22, 2025
T. Rowe Price Global Equity ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.46%
T. Rowe Price International Equity Research ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.38%
T. Rowe Price QM U.S. Bond ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.08%